Plant and equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Plant and equipment, net

7 Plant and equipment, net

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Furniture and fittings	22,496	8,298	6,412
Machinery	142,419	-	-
Office equipment and computers	286,561	278,854	215,481
Renovation	598,188	596,988	461,315
Total	1,049,664	884,140	683,208
Less: accumulated depreciation	(526,234)	(403,908)	(312,115)
Net book value	523,430	480,232	371,093

Depreciated expenses recognized for the six months ended June 30, 2026 were S$63,516 (US$49,081) respectively.

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS